Accrued Expenses (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Management and Directors' compensation	$ 502,437	$ 720,131
Others	706,742	428,910
Accrued Expenses	14,091,723	16,157,439
Related Party [Member]
Management fee payable-related party (Note 13)	567,684	462,665
Junket Agents [Member]
Commission payable-Junket Agents	$ 12,314,860	$ 14,545,733